Net income per ordinary share	12 Months Ended
Dec. 31, 2024
Net income per ordinary share
Net income per ordinary share
13.	Net income per ordinary share

Basic and diluted net income per ordinary share for the years ended December 31, 2022, 2023 and 2024 are calculated as follow:

	Years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Numerator:
Net income attributable to the Company	98,099	737,137	1,275,348
Denominator:
Weighted average number of ordinary shares (for basic calculation)	379,321,522	405,628,647	413,681,482
Effect of dilutive share-based awards(i)	2,277,167	9,194,655	3,547,756
Weighted average number of ordinary shares and dilutive potential ordinary shares outstanding (for diluted calculation)	381,598,689	414,823,302	417,229,238
Basic net income per ordinary share (in RMB)	0.26	1.82	3.08
Diluted net income per ordinary share (in RMB)	0.26	1.78	3.06

(i)For the years ended December 31, 2022, 2023 and 2024, 660,000, 401,405 and nil share options were excluded from the calculation of diluted per ordinary share as their effects would have been anti-dilutive.